EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

17. EXPLORATION AND EVALUATION ASSETS

($ millions)	December 31 2019	December 31 2018

Beginning of year	2 319	2 052

Acquisitions and additions (Note 32)	193	316

Transfers to oil and gas assets	—	(31)

Dry hole expenses	(66)	(11)

Disposals	(16)	(16)

Amortization	—	(1)

Foreign exchange adjustments	(2)	10

End of year	2 428	2 319